13. FINANCIAL INSTRUMENTS (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Movement	R$ 1,415,962	R$ 50,987	R$ (1,005,968)
Realization	(370,191)	(92,140)	R$ (77,444)
Foreign Subsidiaries
Disclosure of detailed information about hedged items [line items]
Fair value of net investment hedge in foreign operations, beginning	(17,911)
Movement	21,852
Realization
Fair value of net investment hedge in foreign operations, ending	3,941	(17,911)
Foreign Subsidiaries | Net Investment hedge accounting
Disclosure of detailed information about hedged items [line items]
Fair value of net investment hedge in foreign operations, beginning	(17,911)
Movement	21,852
Realization
Fair value of net investment hedge in foreign operations, ending	R$ 3,941	R$ (17,911)